Note 6	12 Months Ended
Dec. 31, 2022
Operating Segment Reporting [Abstract]
Disclosure of operating segments [text block]	Operating segment reporting
Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. The BBVA Group compiles reporting information on disaggregated business activities. These business activities are then aggregated in accordance with the organizational structure determined by the BBVA Group and, ultimately, into the reportable operating segments themselves.
As of December 31, 2022, the structure of the information by operating segments reported by the BBVA Group remains the same as that as of the closing of the 2021 financial year.
The BBVA Group's areas or operating segments are summarized below:
–Spain includes mainly the banking, insurance and asset management business that the Group carries out in Spain, including the proportional share of results of the new company that emerged from the bancassurance agreement reached with Allianz at the end of 2020 (see Note 3).
–Mexico includes the banking, insurance and asset management business in this country as well as the activity that BBVA Mexico carries out through its agency in Houston.
–Turkey reports the activity of the Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands.
–South America includes the banking, finance, insurance and asset management business carried out mainly in Argentina, Chile, Colombia, Peru, Uruguay and Venezuela.
–Rest of Business mainly includes the wholesale activity carried out in Europe (excluding Spain), the United States and (through BBVA branches located therein) Asia.
The Corporate Center performs centralized Group functions, including: the costs of the head offices with a corporate function, management of structural exchange rate positions; portfolios whose management is not linked to customer relationships, such as financial and industrial holdings; stakes in Funds & Investment Vehicles in tech companies; certain tax assets and liabilities; funds for employee commitments; goodwill and other intangible assets, as well as the financing of such portfolios and assets. Additionally, the results obtained by the Group's businesses in the United States until the sale to PNC on June 1, 2021 (see Note 21), are presented in a single line under the heading "Profit (loss) after tax from discontinued operations" in the condensed consolidated income statement of the Corporate Center.
Finally, the costs related to the Banco Bilbao Vizcaya Argentaria, S.A. collective layoff procedure and closing of the offices carried out in Spain in 2021, recorded in the lines "Provisions", "Provisions or reversal of provisions", "Impairment or reversal of impairment on non-financial assets" and "Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations", respectively (see Notes 24, 46, 49 and 50).
The breakdown of the BBVA Group’s total assets by operating segments as of December 31, 2022, 2021 and 2020 is as follows:

Total Group assets by operating segments (Millions of Euros)
	2022	2021	2020
Spain	427,193	413,477	408,030
Mexico	143,405	118,106	110,236
Turkey	66,043	56,245	59,585
South America	62,067	56,124	55,436
Rest of Business	49,952	40,314	35,172
Subtotal assets by operating segments	748,660	684,266	668,460
Corporate Center and adjustments (1)	(35,520)	(21,381)	65,336
Total assets BBVA Group	713,140	662,885	733,797
(1) The balance of 2020 corresponds mainly to the Group companies included within the scope of the USA Sale to PNC.
The following table sets forth certain summarized information relating to results of each operating segment and Corporate Center for the years ended December 31, 2022, 2021 and 2020:

Main margins and profit by operating segments (Millions of euros)
	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center and adjustments (1)
2022
Net interest income	19,153	3,784	8,378	2,631	4,137	332	(109)
Gross income	24,890	6,145	10,839	3,185	4,261	790	(329)
Operating profit (loss) before tax	10,356	2,625	5,690	1,644	1,429	277	(1,309)
Net attributable profit (loss)	6,420	1,678	4,182	509	734	240	(922)
2021
Net interest income	14,686	3,502	5,836	2,370	2,859	281	(163)
Gross income	21,066	5,925	7,603	3,422	3,162	741	212
Operating profit (loss) before tax	7,247	2,122	3,528	1,953	961	314	(1,632)
Profit (loss) after tax from discontinued operations	280	—	—	—	—	—	280
Net attributable profit (loss)	4,653	1,581	2,568	740	491	254	(980)
2020
Net interest income	14,592	3,566	5,415	2,783	2,701	291	(164)
Gross income	20,166	5,567	7,025	3,573	3,225	839	(63)
Operating profit (loss) before tax	5,248	823	2,475	1,522	896	280	(748)
Profit (loss) after tax from discontinued operations	(1,729)	—	—	—	—	—	(1,729)
Net attributable profit (loss)	1,305	652	1,761	563	446	222	(2,339)
(1) Adjustments include: (I) the impact of the purchase of offices in Spain in 2022 in the transaction with Merlin Properties (see Note 17); (II) the costs associated with the collective layoff procedure and the closing of offices in 2021 (see Note 24); and (III) the capital gain from the bancassurance transaction with Allianz in 2020 (see Note 3).